Share-based compensation - Changes in Stock Options (Details)	9 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Number of options outstanding - beginning of period (in shares) | shares	825,091	1,349,001
Number of options granted (in shares) | shares	205,076	236,753
Number of options forfeited (in shares) | shares	(40,519)	(98,570)
Number of options exercised (in shares) | shares	(72,924)	(194,188)
Number of options expired (in shares) | shares	(1,037)	0
Number of options outstanding - end of period (in shares) | shares	915,687	1,292,996
Number of options exercisable (in shares) | shares	498,973	850,250
Weighted average exercise price, options outstanding - beginning of period (in canadian dollars per share) | $ / shares	$ 28.37	$ 13.60
Weighted average exercise price, options granted (in canadian dollars per share) | $ / shares	61.61	52.15
Weighted average exercise price, options forfeited (in canadian dollars per share) | $ / shares	61.97	42.67
Weighted average exercise price, options exercised (in canadian dollars per share) | $ / shares	22.78	4.88
Weighted average exercise price, options expired (in canadian dollars per share) | $ / shares	49.84	0
Weighted average exercise price, options outstanding - end of period (in canadian dollars per share) | $ / shares	34.75	19.75
Weighted average exercise price, options exercisable (in canadian dollars per share) | $ / shares	$ 20.01	$ 7.59